UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21047

DREYFUS FIXED INCOME SECURITIES
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/05

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS FIXED INCOME SECURITIES: DREYFUS HIGH YIELD SHARES

Statement of Investments
July 31, 2005 (Unaudited)
	Prinicipal
Bonds and Notes - 94.0%	Amount	a	Value ($)

Advertising - .3%
RH Donnelley Financial:
Sr. Notes, 8.875%, 2010	9,000	b	9,833
Sr. Sub. Notes, 10.875%, 2012	8,000	b	9,320
			19,153
Aerospace & Defense - 2.1%
Argo-Tech,
Sr. Notes, 9.25%, 2011	20,000		21,900
BE Aerospace,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	21,000		22,522
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	9,000		9,293
L-3 Communications:
Conv. Bonds, 3%, 2035	10,000	b	10,262
Sr. Sub. Notes, 6.375%, 2015	15,000	b	15,188
Sr. Sub. Notes, 7.625%, 2012	25,000		26,875
Transdigm,
Sr. Sub Notes, 8.375%, 2011	45,000		48,150
			154,190
Agricultural - .2%
Alliance One International,
Notes, 11%, 2012	15,000	b	15,563

Airlines - .5%
Northwest Airlines,
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	23,983		16,851
Sr. Notes, 10%, 2009	15,000	c	7,331
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 3.14%, 2049	9,718	d	9,744
			33,926
Auto Manufacturing - .3%
Navistar International,
Sr. Notes, 7.5%, 2011	22,000	c	22,825

Automotive, Trucks & Parts - 1.8%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	33,000		33,165
Goodyear Tire & Rubber,
Sr. Notes, 9%, 2015	40,000	b	41,000
HLI Operating,
Sr. Notes, 10.5%, 2010	3,000	c	3,030
Polypore International,
Sr. Discount Notes, 0/10.5%, 2012	31,000	e	18,755
United Components,
Sr. Sub. Notes, 9.375%, 2013	9,000		9,315
Visteon,
Sr. Notes, 8.25%, 2010	30,000	c	29,100
			134,365
Banking - 1.7%

Chevy Chase Bank FSB,
Sub. Notes, 6.875%, 2013	100,000		104,000
Colonial Bank Montgomery Alabama,
Sub. Notes, 9.375%, 2011	20,000		23,390
			127,390
Building & Construction - 2.3%
Asia Aluminum,
Sr. Notes, 8%, 2011	10,000	b, c	10,000
Beazer Homes USA,
Sr. Notes, 6.875%, 2015	20,000	b, c	20,300
Compression Polymers,
Sr. Notes, 10.5%, 2013	15,000	b	15,225
DR Horton,
Sr. Notes, 8.5%, 2012	16,000		17,544
Goodman Global:
Sr. Notes, 6.41%, 2012	20,000	b, d	20,200
Sr. Sub. Notes, 7.875%, 2012	9,000	b, c	8,685
Nortek,
Sr. Sub. Notes, 8.5%, 2014	23,000		22,511
Owens Corning:
Debs., 7.5%, 2018	30,000	f	22,275
Notes, 7%, 2009	25,000	f	18,125
Texas Industries,
Sr. Notes, 7.25%, 2013	5,000		5,300
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	13,000		14,072
			174,237
Chemicals - 3.4%
Huntsman:
Sr. Notes, 9.875%, 2009	9,000		9,664
Sr. Sub. Notes, 10.125%, 2009	66,000		68,475
Sr. Secured Notes, 11.625%, 2010	15,000		17,700
Nalco,
Sr. Sub. Notes, 8.875%, 2013	64,000		70,080
PQ,
Sr. Sub. Notes, 7.5%, 2013	10,000		10,050
Rhodia,
Sr. Notes, 10.25%, 2010	51,000	c	55,207
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	18,000		20,025
			251,201
Commercial & Professional Services - .3%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	13,000		14,885
Service Corp. International,
Sr. Notes, 7%, 2017	10,000	b	10,313
			25,198
Consumer Products - 1.1%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	21,000	c	18,480
Amscan,
Sr. Sub. Notes, 8.75%, 2014	27,000		25,110
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	30,000	c	31,950
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	6,000		6,360

				81,900
Diversified Financial Services - 4.9%
BCP Crystal US,
Sr. Sub. Notes, 9.625%, 2014		32,000		36,320
CCM Merger,
Notes, 8%, 2013		5,000	b	5,119
Consolidated Communications Illinois/Texas,
Sr. Notes, 9.75%, 2012		15,000	b	16,275
Finova,
Notes, 7.5%, 2009		23,180		10,721
Ford Motor Credit:
Notes, 7.375%, 2009		25,000		24,967
Notes, 4.21813%, 2006		65,000	d	64,814
GMAC:
Bonds, 8%, 2031		25,000		24,315
Notes, 7.75%, 2010		55,000		55,579
Sr. Notes, 5.375%, 2011	EUR	15,000		17,166
Glencore Funding,
Notes, 6%, 2014		25,000	b	23,997
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014		10,000		10,300
Residential Capital:
Notes, 6.375%, 2010		50,000	b	50,856
Notes, 6.875%, 2015		15,000	b	15,604
Stena ,
Sr. Notes, 7.5%, 2013		13,000		13,179
				369,212
Diversified Metals & Mining - 1.3%
CSN Islands VIII,
Sr. Notes, 10%, 2015		23,000	b	24,610
Consol Energy,
Notes, 7.875%, 2012		42,000		46,200
Freeport-McMoRan Copper & Gold,
Sr. Notes, 6.875%, 2014		25,000		24,625
				95,435
Electric Utilities - 9.2%
AES,
Sr. Sub. Notes, 8.875%, 2011		100,000		112,250
Allegheny Energy Statutory Trust 2001,
Secured Notes, 13.00%, 2007		1,241	b	1,362
Secured Notes, 10.25%, 2007		44,758	b	49,122
Allegheny Energy Supply,
Bonds, 8.25%, 2012		102,000	b, c	115,260
Notes, 7.8%, 2011		14,000		15,365
CMS Energy,
Sr. Notes, 9.875%, 2007		37,000		40,792
Calpine Generating,
Secured Notes, 12.39%, 2011		3,000		2,865
MSW Energy,
Secured Notes, 8.5%, 2010		10,000		10,800
Mirant,
Sr. Notes, 7.4%, 2004		28,000	b, c, f	26,460
Nevada Power:
Mortgage Bonds, Ser. A, 8.25%, 2011		18,000		20,520
Notes, Ser. E, 10.875%, 2009		10,000		11,275
Mortgage Notes, 6.5%, 2012		7,000		7,420

NRG Energy,
Sr. Secured Notes, 8%, 2013	30,000	b	32,250
Reliant Energy:
Sr. Secured, Notes, 9.25%, 2010	44,000		48,400
Sr. Secured Notes, 9.5%, 2013	20,000		22,350
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	54,000		60,075
TECO Energy,
Sr. Notes, 6.75%, 2015	10,000	b	10,725
Tenaska Alabama Partners,
Sr. Secured Notes, 7%, 2021	100,000	b	104,250
			691,541
Electrical & Electronics - .9%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	25,000		26,375
Fisher Scientific International,
Sr. Sub. Notes, 6.125%, 2015	25,000	b	25,250
Imax,
Sr. Notes, 9.625%, 2010	13,000		13,926
			65,551
Entertainment - 3.0%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	21,000		22,942
Cinemark,
Sr. Discount Notes, 0/9.75%, 2014	25,000	e	17,375
Intrawest,
Sr. Notes, 7.5%, 2013	2,000		2,070
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	15,000	c	16,350
Mashantucket West Pequot,
Bonds, 5.912%, 2021	45,000	b	45,000
Mohegan Tribal Gaming Authority:
Sr. Notes, 6.125%, 2013	55,000		56,031
Sr. Sub. Notes, 6.375%, 2009	25,000		25,562
Sr. Sub.Notes, 8%, 2012	15,000		16,106
Penn National Gaming,
Sr. Sub. Notes, 6.75%, 2015	10,000	b	10,113
Seneca Gaming,
Sr. Notes, 7.25%, 2012
	15,000	b	15,638
			227,187
Environmental Control - 3.0%
Allied Waste:
Sr. Notes, Ser. B, 8.5%, 2008	149,000		157,754
Sr. Notes, Ser. B, 9.25%, 2012	45,000		49,331
Geo Sub,
Sr. Notes, 11%, 2012	14,000		14,210
			221,295
Food & Beverages - 2.6%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	3,000		3,105
Corn Products International:
Sr. Notes, 8.25%, 2007	15,000		15,974
Sr. Notes, 8.45%, 2009	15,000		16,825
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	28,000		30,940

Dole Foods:
Debs., 8.75%, 2013	9,000		9,990
Sr. Notes, 8.625%, 2009	9,000		9,720
Sr. Notes, 8.875%, 2011	6,000		6,465
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	5,000		5,312
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013	15,000		13,725
Smithfield Foods,
Sr. Notes, 7%, 2011	25,000		26,313
Stater Brothers,
Sr. Notes, 8.125%, 2012	55,000		55,825
			194,194
Gaming & Lodging - 4.8%
Chumash Casino & Resort Enterprise,
Sr. Notes, 9.26%, 2010	10,000	b	10,825
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	44,000		50,985
John Q Hamons Hotels/Finance,
First Mortgage, Ser. B, 8.875%, 2012	25,000		27,531
Kerzner International,
Sr. Sub. Notes, 8.875%, 2011	20,000		21,500
MGM Mirage,
Notes, 8.5%, 2010	25,000		27,687
Mandalay Resort Group:
Sr. Notes, 6.5%, 2009	24,000		24,600
Sr. Sub. Notes, Ser. B, 10.25%, 2007	50,000		54,875
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2010	15,000		16,706
Sr. Sub. Notes, 8.875%, 2008	30,000		33,450
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	46,000		52,153
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	11,000	b	11,715
Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	25,000		24,469
			356,496
Health Care - 3.4%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	14,000		15,330
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	11,000		11,908
HCA,
Notes, 8.75%, 2010	25,000		28,180
Healthsouth:
Notes, 7.625%, 2012	20,000		19,700
Sr. Notes, 8.375%, 2011	20,000		20,125
Psychiatric Solutions,
Sr. Sub. Notes, 7.75%, 2015	5,000	b	5,125
Tenet Healthcare,
Sr. Notes, 9.875%, 2014	106,000		113,950
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	41,000		42,435
			256,753
Leisure & Entertainment - .2%
Leslie's Poolmart,

Sr. Notes, 7.75%, 2013	15,000		15,338

Machinery - 1.8%
Case New Holland,
Sr. Notes, 9.25%, 2011	45,000		48,938
Douglas Dynamics,
Sr. Notes, 7.75%, 2012	60,000	b	60,750
Terex,
Sr. Sub. Notes, Ser. B, 10.375%, 2011	25,000		27,125
			136,813
Manufacturing - .6%
JB Poindexter & Co,
Sr. Notes, 8.75%, 2014	33,000		30,195
Polypore,
Sr. Sub. Notes, 8.75%, 2012	17,000		16,533
			46,728
Media - 7.8%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	26,000	e	22,490
American Media Operation,
Sr. Sub. Notes, Ser. B, 10.25%, 2009	10,000		10,175
CSC Holdings,
Sr. Notes, 7.00%, 2012	79,000	b	76,827
Charter Communications,
Sr. Notes, 8.75%, 2013	75,000		75,375
Dex Media East Finance:
Sr. Sub. Notes, Ser. B, 9.875%, 2009	3,000		3,307
Sr. Sub. Notes, Ser. B, 12.125%, 2012	50,000		59,875
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	75,000		85,875
Entercom Radio Capital,
Sr. Sub. Notes, 7.625%, 2014	10,000		10,513
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	6,000		6,585
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	75,000	b	83,250
LBI Media,
Sr. Discount Notes, 0/11%, 2013	19,000	e	14,440
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	5,000		5,475
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	36,000	e	27,585
Sr. Sub. Notes, 7%, 2014	44,000		41,360
Radio One,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	25,000		26,906
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	35,000		37,538
			587,576
Oil & Gas - 6.1%
Coastal:
Sr. Debs., 6.5%, 2008	14,000		14,000
Notes, 7.625%, 2008	68,000	c	70,040
Notes, 7.75%, 2010	70,000		72,275
El Paso Production,
Sr. Notes, 7.75%, 2013	30,000		31,988
Hanover Compressor,

Sr. Notes, 8.625%, 2010	13,000		13,780
Sr. Notes, 9%, 2014	21,000		22,995
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B, 8.75%, 2011	62,000		66,495
McMoRan Exploration:
Sr. Notes, 6%, 2008	61,000		83,646
Sr. Notes, 5.25%, 2011	16,000	b	19,900
Petroleum Geo-Services,
Notes, 10%, 2010	25,000		28,375
Whiting Petroleum,
Sr. Sub. Notes, 7.25%, 2013	35,000		35,525
			459,019
Packaging & Containers - 3.5%
Crown European,
Sr. Secured Notes, 9.5%, 2011	50,000		55,250
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	15,000		15,187
Owens Brockway Glass Container:
Sr. Notes, 6.75%, 2014	8,000		8,170
Sr. Notes, 8.25%, 2013	5,000		5,431
Sr. Secured Notes, 7.75%, 2011	15,000		15,975
Sr. Secured Notes, 8.75%, 2012	2,000		2,192
Sr. Secured Notes, 8.875%, 2009	15,000		15,937
Owens-Illinois,
Debs., 7.8%, 2018	60,000		62,700
Pliant,
Sr. Secured Discount Notes, 0/11.125%, 2009	21,000	e	20,370
Solo Cup,
Sr. Sub. Notes, 8.5%, 2014	15,000	c	14,438
Stone Container:
Sr. Notes, 8.375%, 2012	9,000	c	9,203
Sr. Notes, 9.75%, 2011	34,000		35,913
			260,766
Paper & Forest Products - 2.5%
Appleton Papers,
Sr. Sub Notes, Ser. B, 9.75%, 2014	57,000	c	55,005
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	15,000		15,562
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	25,000		26,563
Sr. Notes, 8.875%, 2010	37,000		41,810
Sr. Notes, 9.375%, 2013	46,000		52,210
			191,150
Pipelines - 3.4%
ANR Pipeline,
Notes, 8.875%, 2010	30,000		32,885
Dynegy:
Secured Notes, 9.875%, 2010	73,000	b	81,030
Secured Notes, 10.125%, 2013	22,000	b	25,190
Southern Natural Gas,
Notes, 8.875%, 2010	25,000		27,405
Williams Cos:
Debs., 7.5%, 2031	50,000		55,875
Notes, 7.875%, 2021	30,000		34,875
			257,260
Real Estate Investment Trust - 1.1%

BF Saul,
Sr. Secured Notes, 7.5%, 2014	35,000		36,400
Host Marriott,
Sr. Notes, Ser. M, 7%, 2012	45,000		46,856
			83,256
Retail - 1.1%
Amerigas Partners,
Sr. Notes, 7.25%, 2015	15,000	b	15,975
JC Penney,
Sr. Notes, 8%, 2010	21,000		23,224
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	15,000		15,544
Sr. Secured Notes, 12.5%, 2006	12,000		12,990
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	15,000		15,075
			82,808
Structured Index - 7.0%
Dow Jones CDX NA,
Credit Linked Trust Ctfs.,
Ser. 4-T2, 6.375%, 2010	527,000	b,g	527,659

Technology - 1.0%
Sungard Data Systems,
Sr. Notes, 8.52475%, 2013	5,000	b	5,181
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	65,000		68,900
			74,081
Telecommunications - 7.8%
American Tower:
Sr. Notes, 7.125%, 2012	24,000		25,440
Sr. Sub. Notes, 7.25%, 2011	37,000		39,127
Sr. Notes, 9.375%, 2009	8,000	c	8,460
American Tower Escrow,
Discount Notes, 0%, 2008	10,000		7,725
Hawaiian Telcom Communications,
Sr. Notes, 8.91375%, 2013	15,000	b,d	15,637
Innova S de RL,
Notes, 9.375%, 2013	23,000		26,105
Intelsat Bermuda,
Sr. Notes, 8.25%, 2013	30,000	b	31,500
Nextel Partners,
Sr. Notes, 12.5%, 2009	14,000		15,225
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	73,000	f	19,436
Qwest Communications International,
Sr. Notes, 7.5%, 2014	80,000	b	77,600
Qwest Services,
Sr. Secured Sub. Notes, 14%, 2014	60,000		72,900
Qwest:
Bank Note, Ser. A, 6.5%, 2007	15,200	d	15,732
Bank Note, Ser. B, 6.95%, 2010	2,000	d	1,995
Rogers Wireless Communications,
Secured Notes, 7.25%, 2012	35,000		37,713
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	69,000	e	63,653
US Unwired,

Sr. Secured Notes, Ser. B, 10%, 2012	37,000		42,920
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	24,000		26,910
Western Wireless,
Sr. Notes, 9.25%, 2013	46,000		52,670
			580,748
Textiles & Apparel - 1.3%
INVISTA,
Notes, 9.25%, 2012	55,000	b	60,844
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	31,000		34,952
			95,796
Transportation - 1.7%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	23,000		23,374
Greenbrier,
Sr. Notes, 8.375%, 2015	25,000	b	26,187
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	29,000		30,921
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	41,000		43,973
			124,455

Total Bonds and Notes			7,041,065
(cost $6,763,280)

Preferred Stock - 1.1%
Diversified Financial Service - .1%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	90	b	9,000

Media - 1.0%
Paxson Communications,
Cum. Conv., $975	59	b	23,569
Spanish Broadcasting System
Cum. Conv., Ser. B, $107.5	44		48,156
			71,725
Total Preferred Stock
(cost $79,052)			80,725

Common Stocks - 0%
Chemicals - 0%
Huntsman	117	h	2,725
Textiles & Apparel - 0%
Dan River	901	c,h,	563
Gaming & Lodging - 0%
Trump Entertainment Resorts	71	h	1,346

Total Common Stocks			4,634
(cost $14,983)

Other Investments- 5.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money market Fund
(cost $432,000)	432,000	i	432,000

Investment of Cash collateral For Securities Loaned-6.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $515,720)	515,720	515,720

Total Investment (cost $7,805,035)	107.8%	8,074,144
Liabilities, Less Cash and Receivables	(7.8)%	(587,484)
Net Assets	100.0%	7,486,660

a	U.S. Dollars unless otherwise noted.
EUR-Euro
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At July 31 ,2005, these securities amounted to $1,940,894 or 25.9% of net assets.
c	All or a portion of these securities are on loan. At July 31, 2005, the total market value of the fund's securities on loan is $488,911 and the total market value of the collateral held by the fund is $515,720.
d	Variable rate security--interest rate subject to periodic change.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
f	Non-income producing-security in default.
g	Security linked to a portfolio of debt securities.
h	Non-income producing security.
i	Investments in affiliated money market mutual funds.

DREYFUS FIXED INCOME SECURITIES: DREYFUS MORTGAGE SHARES
Statement of Investments
July 31, 2005 (Unaudited)

	Principal
	Amount ($)		Value ($)
Bonds and Notes - 92.0%
Asset - Backed Ctfs.- Credit Cards - 1.3%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	59,000		64,536

Asset - Backed Ctfs. - Home Equity Loans - 1.3%
Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032	23,228		23,303
Long Beach Asset,
Ser. 2004-6, Cl. N1, 4.5%, 2034	41,700	a	41,724
			65,027

Asset-backed - Other - 3.5%
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	185,000		182,910

Residential Mortgage Pass- Through Ctfs. - 9.9%
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	264,825		270,374
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. A2, 3.554%, 2034	239,223	b	235,069
			505,443
U.S. Government- 3.3%
U.S. Treasury Notes,
3.5%, 8/15/2009	173,000	c	168,945

U.S. Government Agencies/Mortgage-Backed - 72.7%
Federal National Mortgage Association,
6.5%, 7/1/2032	229,772		238,017
Government National Mortgage Association I:
5%, 7/15/2033	1,258,821		1,252,126
5.5%, 12/15/2032 - 5/15/2035	1,226,638		1,242,932
6%, 12/15/2033 - 9/15/2034	565,721		582,161
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	345,000		353,783
Government National Mortgage Association II,
6%, 7/20/2035	50,000		51,297
			3,720,316

Total Bonds and Notes
(cost $4,738,291)			4,707,177

Other Investment- 7.4%
Registered Investment Company;	Shares		Value ($)
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $379,000)	379,000	d	379,000

Total Investment (cost $5,117,291)	99.4%		5,086,177
Cash and Receivables (Net)	0.6%		29,608
Net Assets	100.0%		5,115,786

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At July 31, 2005 these securities amounted to $41,724 or .8% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Partially held by broker as collateral for open financial futures positions.
d	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS FIXED INCOME SECURITIES: DREYFUS MORTGAGE SHARES
Statement of Financial Futures
July 31, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation/(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2005 ($)

Financial Futures Long
U.S. Treasury 30 Year Bonds	3	345,938	September 2005	(2,695)
Financial Futures Short
U.S. Treasury 2 Year Notes	1	206,484	September 2005	938
U.S. Treasury 5 Year Notes	12	1,286,438	September 2005	15,188
				13,430

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FIXED INCOME SECURITIES
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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